CONVERTIBLE DEBT (Details Narrative) - USD ($)				12 Months Ended
	Oct. 07, 2020	Jul. 31, 2020	Jun. 23, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	May 31, 2021	Jan. 31, 2021
Debt Instrument [Line Items]
Proceeds from issuance of common stock, shares		3,555,556	4,352,941
Proceeds from issuance of common stock		$ 1,600,000	$ 3,700,000	$ 2,279,190	$ 4,500,000
Freight App Inc [Member]
Debt Instrument [Line Items]
Proceeds from issuance of common stock		$ 440,000
Amortization of debt discount				446,774
Freight App Inc [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest expense, debt				312,426	200,731
Amortization of convertible debt issuance costs				24,996	10,828
Amortization of debt discount				$ 121,104	$ 28,322
2020 Bridge Notes [Member] | Freight App Inc [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 4,004,421
Debt instrument, term	2 years
Annual Interest rate	5.00%
Proceeds from issuance of common stock, shares	1,031,243
Debt instrument discount	$ 242,219
2020 Bridge Notes [Member] | Freight App Inc [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt discount price per share	20.00%
2020 Bridge Notes [Member] | Freight App Inc [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt discount price per share	25.00%
2020 Bridge Notes [Member] | Freight App Inc [Member] | Purchaser [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 0
Proceeds from issuance of common stock, shares	257.5261
Proceeds from issuance of common stock	$ 1,000
2020 Bridge Notes [Member] | Freight App Inc [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt transaction fees	$ 50,000
2021 Bridge Notes [Member] | Freight App Inc [Member]
Debt Instrument [Line Items]
Debt instrument principal amount						$ 1,000,000	$ 1,608,842	$ 1,000,000
Annual Interest rate				5.00%
Debt instrument, maturity date				Oct. 07, 2022